Retirement Plans (Details 2) (Defined benefit pension plan cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined benefit pension plan cost [Member]
Defined Benefit plan change in fair value of plan assets
Fair value of plan assets, beginning of year	$ 2,052	$ 1,989
Actual return on plan assets	89	177
Employer contributions	35	50
Benefits paid	(60)	(55)
Settlements	(68)	(81)
Foreign currency exchange rate changes	21	(28)
Net change	17	63
Fair value of plan assets, end of year	$ 2,069	$ 2,052